INCOME TAXES (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2017
Income Tax Disclosure [Abstract]
US Federal			$ 0	$ 0
State			0	0
Foreign taxes			0	0
Total	$ 124,593	$ 268,893	$ 0	$ 0